Corporate Income Tax Expenses (Benefit) - Summary of Increase or Decrease in Temporary Differences Deducted or Added from Future Corporate Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	$ 16,860,092
Deferred tax assets (liabilities) at end of period	14,824,458	$ 16,860,092
Deferred tax assets (liabilities)	14,824,458	16,860,092
Valuation allowance	(14,824,458)	(13,898,245)
Deferred tax asset, net	0	2,961,847
Loss on foreign currency translation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	28,498
Deferred tax assets (liabilities) at end of period	0	28,498
Deferred tax assets (liabilities)	0	28,498
Gain from foreign currency translation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(13,659)
Deferred tax assets (liabilities) at end of period		(13,659)
Deferred tax assets (liabilities)		(13,659)
Provision for retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	275,031
Deferred tax assets (liabilities) at end of period	353,205	275,031
Deferred tax assets (liabilities)	353,205	275,031
Retirement pension assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(24,687)
Deferred tax assets (liabilities) at end of period	(24,405)	(24,687)
Deferred tax assets (liabilities)	(24,405)	(24,687)
Accumulated depreciation_1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	249,928
Deferred tax assets (liabilities) at end of period	243,636	249,928
Deferred tax assets (liabilities)	243,636	249,928
Accumulated depreciation (revaluation)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0
Deferred tax assets (liabilities) at end of period	0	0
Deferred tax assets (liabilities)	0	0
Machineries (revaluation)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0
Deferred tax assets (liabilities) at end of period	0	0
Deferred tax assets (liabilities)	0	0
Land (revaluation)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0
Deferred tax assets (liabilities) at end of period	0	0
Deferred tax assets (liabilities)	0	0
Accumulated depreciation_2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	105,164
Deferred tax assets (liabilities) at end of period	102,517	105,164
Deferred tax assets (liabilities)	102,517	105,164
Investment in subsidiaries and associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	9,191,805
Deferred tax assets (liabilities) at end of period	9,685,352	9,191,805
Deferred tax assets (liabilities)	9,685,352	9,191,805
Available-for-sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(40,201)
Deferred tax assets (liabilities) at end of period	(39,189)	(40,201)
Deferred tax assets (liabilities)	(39,189)	(40,201)
Revaluation of non-current financial asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	6,299
Deferred tax assets (liabilities) at end of period	6,140	6,299
Deferred tax assets (liabilities)	6,140	6,299
Capital change from equity method
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	120,249
Deferred tax assets (liabilities) at end of period	117,221	120,249
Deferred tax assets (liabilities)	117,221	120,249
Raw material allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	41,044
Deferred tax assets (liabilities) at end of period	43,646	41,044
Deferred tax assets (liabilities)	43,646	41,044
Provision for warranties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	7,545
Deferred tax assets (liabilities) at end of period	6,470	7,545
Deferred tax assets (liabilities)	6,470	7,545
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	710,113
Deferred tax assets (liabilities) at end of period	0	710,113
Deferred tax assets (liabilities)	0	710,113
Short-term borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	1,339,140
Deferred tax assets (liabilities) at end of period	0	1,339,140
Deferred tax assets (liabilities)	0	1,339,140
Other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	87,805
Deferred tax assets (liabilities) at end of period	0	87,805
Deferred tax assets (liabilities)	0	87,805
Accrued income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	70,048
Deferred tax assets (liabilities) at end of period	(50,942)	70,048
Deferred tax assets (liabilities)	(50,942)	70,048
Advanced payment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	31,229
Deferred tax assets (liabilities) at end of period	0	31,229
Deferred tax assets (liabilities)	0	31,229
Loss on equity method investment impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	457,155
Deferred tax assets (liabilities) at end of period	849,942	457,155
Deferred tax assets (liabilities)	849,942	457,155
Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	25,699
Deferred tax assets (liabilities) at end of period	33,771	25,699
Deferred tax assets (liabilities)	33,771	25,699
Rent deposits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	1,564
Deferred tax assets (liabilities) at end of period	1,931	1,564
Deferred tax assets (liabilities)	1,931	1,564
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(25,927)
Deferred tax assets (liabilities) at end of period	(34,521)	(25,927)
Deferred tax assets (liabilities)	(34,521)	(25,927)
Bad debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0
Deferred tax assets (liabilities) at end of period	1,505,817	0
Deferred tax assets (liabilities)	1,505,817	0
Net operating loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	4,216,250
Deferred tax assets (liabilities) at end of period	2,710,433	4,216,250
Deferred tax assets (liabilities)	2,710,433	4,216,250
Gain from equity method
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at end of period	(692,959)
Deferred tax assets (liabilities)	(692,959)
Convertible Bonds
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at end of period	6,393
Deferred tax assets (liabilities)	6,393
Temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	80,670,297	51,341,145
Increase (decrease) in deferred tax (assets) liabilities	(9,739,870)	29,329,152
Deferred tax assets (liabilities) at end of period	70,930,427	80,670,297
Deferred tax assets (liabilities)	70,930,427	80,670,297	$ 51,341,145
Valuation allowance			0
Deferred tax asset, net			0
Temporary difference | Loss on foreign currency translation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	136,353	75,676
Increase (decrease) in deferred tax (assets) liabilities	(136,353)	60,677
Deferred tax assets (liabilities) at end of period	0	136,353
Deferred tax assets (liabilities)	0	136,353	75,676
Temporary difference | Gain from foreign currency translation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(65,353)	(423,358)
Increase (decrease) in deferred tax (assets) liabilities	65,353	358,005
Deferred tax assets (liabilities) at end of period	0	(65,353)
Deferred tax assets (liabilities)	0	(65,353)	(423,358)
Temporary difference | Provision for retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	1,315,937	950,940
Increase (decrease) in deferred tax (assets) liabilities	374,037	364,997
Deferred tax assets (liabilities) at end of period	1,689,974	1,315,937
Deferred tax assets (liabilities)	1,689,974	1,315,937	950,940
Temporary difference | Retirement pension assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(118,121)	(123,845)
Increase (decrease) in deferred tax (assets) liabilities	1,353	5,724
Deferred tax assets (liabilities) at end of period	(116,768)	(118,121)
Deferred tax assets (liabilities)	(116,768)	(118,121)	(123,845)
Temporary difference | Accumulated depreciation_1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	1,195,828	1,269,315
Increase (decrease) in deferred tax (assets) liabilities	(30,105)	(73,487)
Deferred tax assets (liabilities) at end of period	1,165,723	1,195,828
Deferred tax assets (liabilities)	1,165,723	1,195,828	1,269,315
Temporary difference | Accumulated depreciation (revaluation)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	(734,647)
Increase (decrease) in deferred tax (assets) liabilities	0	734,647
Deferred tax assets (liabilities) at end of period	0	0
Deferred tax assets (liabilities)	0	0	(734,647)
Temporary difference | Machineries (revaluation)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	255,884
Increase (decrease) in deferred tax (assets) liabilities	0	(255,884)
Deferred tax assets (liabilities) at end of period	0	0
Deferred tax assets (liabilities)	0	0	255,884
Temporary difference | Land (revaluation)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	(1,495,641)
Increase (decrease) in deferred tax (assets) liabilities	0	1,495,641
Deferred tax assets (liabilities) at end of period	0	0
Deferred tax assets (liabilities)	0	0	(1,495,641)
Temporary difference | Accumulated depreciation_2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	503,178	534,099
Increase (decrease) in deferred tax (assets) liabilities	(12,668)	(30,921)
Deferred tax assets (liabilities) at end of period	490,510	503,178
Deferred tax assets (liabilities)	490,510	503,178	534,099
Temporary difference | Investment in subsidiaries and associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	43,979,927	32,840,759
Increase (decrease) in deferred tax (assets) liabilities	2,361,469	11,139,168
Deferred tax assets (liabilities) at end of period	46,341,396	43,979,927
Deferred tax assets (liabilities)	46,341,396	43,979,927	32,840,759
Temporary difference | Available-for-sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(192,349)	(204,170)
Increase (decrease) in deferred tax (assets) liabilities	4,842	11,821
Deferred tax assets (liabilities) at end of period	(187,507)	(192,349)
Deferred tax assets (liabilities)	(187,507)	(192,349)	(204,170)
Temporary difference | Revaluation of non-current financial asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	30,139	31,991
Increase (decrease) in deferred tax (assets) liabilities	(759)	(1,852)
Deferred tax assets (liabilities) at end of period	29,380	30,139
Deferred tax assets (liabilities)	29,380	30,139	31,991
Temporary difference | Capital change from equity method
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	575,352	(358,416)
Increase (decrease) in deferred tax (assets) liabilities	(14,485)	933,768
Deferred tax assets (liabilities) at end of period	560,867	575,352
Deferred tax assets (liabilities)	560,867	575,352	(358,416)
Temporary difference | Raw material allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	196,385	0
Increase (decrease) in deferred tax (assets) liabilities	12,449	196,385
Deferred tax assets (liabilities) at end of period	208,834	196,385
Deferred tax assets (liabilities)	208,834	196,385	0
Temporary difference | Provision for warranties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	36,099	0
Increase (decrease) in deferred tax (assets) liabilities	(5,142)	36,099
Deferred tax assets (liabilities) at end of period	30,957	36,099
Deferred tax assets (liabilities)	30,957	36,099	0
Temporary difference | Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	3,397,671	0
Increase (decrease) in deferred tax (assets) liabilities	(3,397,671)	3,397,671
Deferred tax assets (liabilities) at end of period	0	3,397,671
Deferred tax assets (liabilities)	0	3,397,671	0
Temporary difference | Short-term borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	6,407,370	0
Increase (decrease) in deferred tax (assets) liabilities	(6,407,370)	6,407,370
Deferred tax assets (liabilities) at end of period	0	6,407,370
Deferred tax assets (liabilities)	0	6,407,370	0
Temporary difference | Other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	420,117	0
Increase (decrease) in deferred tax (assets) liabilities	(420,117)	420,117
Deferred tax assets (liabilities) at end of period	0	420,117
Deferred tax assets (liabilities)	0	420,117	0
Temporary difference | Accrued income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	335,158	(1,622,198)
Increase (decrease) in deferred tax (assets) liabilities	(578,899)	1,957,356
Deferred tax assets (liabilities) at end of period	(243,741)	335,158
Deferred tax assets (liabilities)	(243,741)	335,158	(1,622,198)
Temporary difference | Advanced payment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	149,420	171,310
Increase (decrease) in deferred tax (assets) liabilities	(149,420)	(21,890)
Deferred tax assets (liabilities) at end of period	0	149,420
Deferred tax assets (liabilities)	0	149,420	171,310
Temporary difference | Loss on equity method investment impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	2,187,346	0
Increase (decrease) in deferred tax (assets) liabilities	1,879,361	2,187,346
Deferred tax assets (liabilities) at end of period	4,066,707	2,187,346
Deferred tax assets (liabilities)	4,066,707	2,187,346	0
Temporary difference | Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	122,962	0
Increase (decrease) in deferred tax (assets) liabilities	38,624	122,962
Deferred tax assets (liabilities) at end of period	161,586	122,962
Deferred tax assets (liabilities)	161,586	122,962	0
Temporary difference | Rent deposits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	7,483	0
Increase (decrease) in deferred tax (assets) liabilities	1,754	7,483
Deferred tax assets (liabilities) at end of period	9,237	7,483
Deferred tax assets (liabilities)	9,237	7,483	0
Temporary difference | Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(124,051)	0
Increase (decrease) in deferred tax (assets) liabilities	(41,120)	(124,051)
Deferred tax assets (liabilities) at end of period	(165,171)	(124,051)
Deferred tax assets (liabilities)	(165,171)	(124,051)	0
Temporary difference | Bad debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	20,173,446
Increase (decrease) in deferred tax (assets) liabilities	7,204,865	(20,173,446)
Deferred tax assets (liabilities) at end of period	7,204,865	0
Deferred tax assets (liabilities)	7,204,865	0	20,173,446
Temporary difference | Net operating loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	20,173,446	0
Increase (decrease) in deferred tax (assets) liabilities	(7,204,865)	20,173,446
Deferred tax assets (liabilities) at end of period	12,968,581	20,173,446
Deferred tax assets (liabilities)	12,968,581	20,173,446	$ 0
Temporary difference | Gain from equity method
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0
Increase (decrease) in deferred tax (assets) liabilities	(3,315,592)
Deferred tax assets (liabilities) at end of period	(3,315,592)	0
Deferred tax assets (liabilities)	(3,315,592)	0
Temporary difference | Convertible Bonds
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0
Increase (decrease) in deferred tax (assets) liabilities	30,589
Deferred tax assets (liabilities) at end of period	30,589	0
Deferred tax assets (liabilities)	$ 30,589	$ 0